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Dear Shareholders:

    On December 4, 1997 Charles W.Steadman, Chairman of the Board of Trustees and President, passed away. Paul F. Wagner, Trustee of the Fund, was appointed Chairman and Principal Executive Officer and Max Katcher, Executive Vice President, was appointed President, positions formerly held by Mr. Steadman.

    The Annual Report, dated June 30, 1997, disclosed that management proposed your Fund would be merged with two other Steadman Funds into the Steadman Associated Fund, which would change to a closed-end investment company whose name would change to Steadman Security Trust. Subsequent to this disclosure, the decision was made to have the recently named Steadman Security Trust operate as an open-end investment company as disclosed, in footnotes No. 6 of this Semi-Annual Report. The proxy statement and prospectus you received describes the purpose and reasons why management has undertaken this endeavor. It is expected that the merger will be effected in the near future.





                                                  Sincerely,


                                                  /s/ Max Katcher

                                                  Max Katcher
                                                  President



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                         This Page Intentionally Blank












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                      STEADMAN TECHNOLOGY and GROWTH FUND

                           Portfolio of Investments
                               December 31, 1997
                                  (Unaudited)
                                                                          Value
                                                                Shares  (Note 1)
                                                                ------  --------
                  COMMON STOCKS -- 100%

Pharmaceuticals -- 26.8%
        Merck & Co Inc. ..................................        500   $ 53,125
                                                                        --------
                                     Total Pharmaceuticals                53,125
                                                                        --------
Real Estate Investment Trust -- 25.1%
        Capstead Mortgage ................................      2,500     49,844
                                                                        --------
                        Total Real Estate Investment Trust                49,844
                                                                        --------
Semiconductors -- 19.9%
        Intel Corp. Warrants (a) .........................        800     39,574
                                                                        --------
                                      Total Semiconductors                39,574
                                                                        --------
Telecom Mfg -- 28.2%
        Lucent Technologies ..............................        700     55,913
                                                                        --------
                                         Total Telecom Mfg                55,913
                                                                        --------

        Total Portfolio of Investments (Cost $174,665)                  $198,456
                                                                        ========



(a) Non-income producing security

   The accompanying notes are an integral part of the financial statements.



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                       STEADMAN TECHNOLOGY and GROWTH FUND

                      Statement of Assets and Liabilities
                               December 31, 1997
                                  (Unaudited)



Assets:
   Investments at value (Cost $174,665) (Note 1) .............      $   198,456
   Cash and cash equivalents (Note 1) ........................           76,362
   Interest receivable .......................................              700
                                                                    -----------
        Total assets .........................................          275,518
                                                                    -----------

Liabilities:
   Accounts payable and accrued expenses .....................           16,628
   Miscellaneous payable .....................................              354
   Investment advisory and service fees payable (Note 4) .....            5,587
   Other payable to affiliate (Note 4) .......................            2,139
   Payable for trust shares redeemed .........................              201
                                                                    -----------
        Total liabilities ....................................           24,909
                                                                    -----------

Net Assets ...................................................      $   250,609
                                                                    ===========
Net assets consist of:
   Accumulated net investment loss ...........................      $(2,899,191)
   Unrealized appreciation of investments ....................           23,791
   Accumulated net realized losses ...........................         (334,363)
   Capital paid in less distributions since inception ........        3,460,372
                                                                    -----------
                                                                    $   250,609
                                                                    ===========
Net asset value, offering price and redemption price per share
   ($250,609 / 477,436 shares of no par value trust shares) ..      $       .53
                                                                    ===========






    The accompanying notes are an integral part of the financial statements.





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                       STEADMAN TECHNOLOGY and GROWTH FUND

                            Statements of Operations
                            for the six months ended
                                December 31, 1997
                                  (Unaudited)

Investment Income:
  Dividends ..................................................................      $  3,393
  Interest ...................................................................         3,214
                                                                                    --------
     Total income ............................................................                      $  6,607

Expenses:
  Shareholder servicing fee (Note 4) .........................................        32.801
  Salaries and employee benefits (Note 4) ....................................        13,172
  Professional fees ..........................................................         8,564
  Proposed merger expense (Note 6) ...........................................         6,809
  Miscellaneous ..............................................................         2,493
  Reports to shareholders ....................................................         4,186
  Computer services ..........................................................         2,445
  Investment advisory fee (Note 4) ...........................................         1,674
  Rent .......................................................................         1,226
  Custodian fees .............................................................         1,500
                                                                                    --------
  Total expenses .............................................................                        74,870
                                                                                                    ---------

     Net investment loss .....................................................                       (68,263)
                                                                                                    ---------

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
  Net realized gain from investment transactions .............................                        56,630
  Change in unrealized appreciation/depreciation of investments ..............                       (63,572)
                                                                                                    ---------
     Net loss on investments .................................................                        (6,942)
                                                                                                    ---------
     Net decrease in net assets resulting from operations ....................                      $(75,205)
                                                                                                    =========






   The accompanying notes are an integral part of the financial statements.




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                      STEADMAN TECHNOLOGY and GROWTH FUND

                      Statements of Changes in Net Assets


                                                                            For the 6 months      For the year     For the year
                                                                                  ended           ended June 30   ended June 30,
                                                                           December 31,1997/(1)/      1997             1996
                                                                           ---------------------  -------------   --------------
Decrease in net assets from operations:
   Net investment loss....................................................   $    (68,263)        $ (162,571)     $   (172,862)
   Net realized gain (loss) from investment transactions..................         56,630            (54,880)         (129,743)
   Change in unrealized appreciation/depreciation,........................        (63,572)            38,748            84,018
                                                                             -------------        -----------     -------------
      Net decrease in net assets resulting
        from operations...................................................        (75,205)          (178,703)         (218,587)

Decrease in net assets from trust share transactions (Note 2).............        (22,344)           (15,546)          (37,546)
                                                                             -------------        -----------     -------------
      Decrease in net assets..............................................        (97,549)          (194,249)         (256,133)

Net assets at beginning of period.........................................        348,158            542,407           798,540
                                                                             -------------        -----------     -------------

Net assets at end of period, including accumulated net
   investment loss of $2,899,191, $2,830,928
   and $2,668,357 respectively............................................   $    250,609         $  348,158      $    542,407
                                                                             =============        ===========     =============


(1) Unaudited






   The accompanying notes are an integral part of the financial statements.




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                      STEADMAN TECHNOLOGY and GROWTH FUND

                             Financial Highlights

                                                For the 6 months       For the      For the    For the period    For the years ended
                                                     ended           year ended   year ended   January 1, 1995       December 31
                                                December 31/(1)/      June 30*     June 30*    through June 30
                                                ----------------     ----------   ----------   ---------------   -------------------
                                                     1997              1997          1996           1995*          1994      1993
                                                ---------------      ----------   ----------   ---------------   -------------------
Per Share Operating Performance:
  Net asset value, beginning of period.......        $.68             $1.02         $1.43          $1.57          $2.48     $2.69
                                                ---------------      ----------   ----------   ---------------   -------------------
      Net investment loss....................        (.14)             (.50)         (.58)          (.22)          (.45)     (.40)
      Net realized and unrealized
        gain (loss) on investments...........        (.01)              .16           .17            .08           (.46)      .19
                                                ---------------      ----------   ----------   ---------------   -------------------
      Total from investment operations.......        (.15)             (.34)         (.41)          (.14)          (.91)     (.21)
                                                ---------------      ----------   ----------   ---------------   -------------------
  Net asset value, end of period.............        $.53              $.68         $1.02          $1.43          $1.57     $2.48
                                                ================     ==========   ==========   ===============   ===================



Ratios/Supplemental Data:
  Total return...............................  (44.12)%**          (33.42)%      (28.29)%     (17.84)%**       (36.69)%    (7.81)
  Ratio of expenses to average net
      assets.................................    46.17%**            41.46%        25.19%       22.28%**         16.34%    11.94%
  Ratio of net investment loss
      to average net assets..................    42.09%**            39.37%      (24.78)%     (20.90)%**       (14.79)%   (11.38)
  Portfolio turnover rate....................      152%**              350%          333%         615%**           274%      128%
  Net assets, end of period (in thousands)...        $251              $348          $542           $799           $894    $1,467



/(1)/ Unaudited

*The Fund's fiscal year-end was changed to June 30.

**Annualized





   The accompanying notes are an integral part of the financial statements.



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                      STEADMAN TECHNOLOGY and GROWTH FUND

Notes to Financial Statements

1.  Significant accounting policies

    Steadman Technology and Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end investment company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents

    Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation

    Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income

    Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Income taxes

    The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.



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                      STEADMAN TECHNOLOGY and GROWTH FUND


2.  Trust shares

    The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                              For the 6 months ended           For the year ended              For the year
                                                 December 31,1997                 June 30, 1997             ended June 30, 1996
                                             -----------------------          --------------------          -------------------
                                             Shares        Amount             Shares        Amount          Shares       Amount
                                             ------        ------             ------        ------          ------       ------
Shares sold.............................      --0--      $   --0--           --0--      $  -- 0--           --0--       $  --0--

Shares redeemed.........................    (32,950)       (22,344)        (19,033)       (15,546)        (29,474)       (37,546)
                                            --------       --------        --------       --------        --------       --------
  Net decrease..........................    (32,950)       (22,344)        (19,033)      $(15,546)        (29,474)      $(37,546)
                                            ========       ========        ========       ========        ========       ========

Shares outstanding:
  Beginning of period                       510,386                        529,419                        558,893
                                            -------                        -------                        -------
  End of period                             477,436                        510,386                        529,419
                                            =======                        =======                        =======

3.  Purchases and sales of securities

    During the six months ended December 31, 1997, purchases and proceeds from sales of investment securities aggregated $156,688 and $294,665 respectively.

    The net unrealized appreciation of investments aggregated $23,791 of which $31,659 related to gross unrealized appreciation where there is an excess of value over tax cost and $7,868 related to gross unrealized depreciation where there is an excess of tax cost over value.

4.  Investment advisory fee and transactions with affiliates

    Steadman Security Corporation (SSC) has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement, SSC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

    Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.


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

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5.  Expiration of Shareholder States Redemption Restriction

    In 1993 the Fund entered into a Settlement Agreement with approximately 47 states (the "Shareholder States") with respect to the recovery of shares and distributions owned by persons who had allegedly abandoned these properties. The Settlement Agreement provides among other things, that the Shareholder States will not request redemption of their shares until February 14, 1998. In July 1997, the Fund agreed to remove this restriction and allow Shareholder States to redeem shares upon request.

6.  Proposed Merger

    During 1997, management proposed a merger of Steadman American Industry Fund, Steadman Investment Fund, and Steadman Technology and Growth Fund with and into the Steadman Associated Fund, which will operate as an open-end investment company whose name has changed to Steadman Security Trust (SST). In connection with the merger, SST has amended its investment objective to primarily seek current income and secondarily to maximize total return. The costs associated with the proposed merger are allocated to all the funds based on the respective net asset values of the funds. The proposed merger requires approval by the shareholders and proxies are currently being solicited.



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                         This Page Intentionally Blank








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

STEADMAN TECHNOLOGY
and GROWTH FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C.  20006

Custodian
Crestar Bank N.A.
1445 New York Ave., N.W.
Washington, D.C.  20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Steadman Technology and Growth Fund,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area


                                    STEADMAN

                                   TECHNOLOGY
                                   and GROWTH
                                      FUND



                                   SEMI-ANNUAL
                                     REPORT
                                December 31, 1997





                         A Steadman NO-LOAD Mutual Fund




                                STEADMAN SECURITY
                                   CORPORATION

                               Investment Adviser
[LOGO OF STEADMAN
SECURITY APPEARS
HERE]